Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets	$ 15,806	$ 44,438